Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of components of cost of sales

	2021	2020
	$	$

Raw materials and consumables	408,219	310,067
Salaries and employee benefits	120,690	112,124
Contractors	32,926	37,183
Equipment rental	3,752	10,266
Other	37,207	26,929
Change in inventories	(15,986)	(5,707)
Capitalized to mining interests	(93,419)	(82,997)
	493,389	407,865